10 ACQUISITION OF SWISS POST IRELAND: Schedule of Swiss Post Ireland purchase price allocation (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Swiss Post Ireland purchase price allocation	The Company’s purchase price allocation is as follows:

Working capital	$254,930
Computer equipment	1,465
Intellectual property	195,000
Customer relationships	235,000
Goodwill	203,693
$890,088